Summary of Significant Accounting Policies - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue recognition
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
Revenue generated	0	0	0
CSI Solar Segment | Recognized at a point in time
Revenue recognition
Net revenues	4,810,787	6,767,156	6,173,338
CSI Solar Segment | Recognized over time
Revenue recognition
Net revenues	864,590	348,817	473,747
Recurrent Energy Segment | Recognized at a point in time
Revenue recognition
Net revenues	156,746	399,826	763,698
Recurrent Energy Segment | Recognized over time
Revenue recognition
Net revenues	$ 161,286	$ 97,827	$ 57,827